Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
2021	$ 318
2022	320
2023	336
2024	339
2025	340
Thereafter	262
Total lease payments	1,915
Less: Imputed interest	(729)
Operating lease liability	$ 1,186	$ 1,186	$ 1,500